FINANCE LEASE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Finance Lease, Liability, Maturity [Table Text Block]

(in thousands of $)	June 30, 2020	December 31, 2019
Finance lease liability, current portion	70,944	68,874
Finance lease liability, long-term portion	1,002,558	1,037,553
	1,073,502	1,106,427